The European Equity Fund, Inc.

Schedule of Investments	as of September 30, 2022 (Unaudited)

	Shares	Value ($)
Common Stocks 93.4%
France 24.9%
Banks 2.1%
BNP Paribas SA	13,551	578,837
Credit Agricole SA	62,675	513,520
		1,092,357
Beverages 1.5%
Pernod Ricard SA	4,349	804,554

Building Products 1.5%
Cie de Saint-Gobain	22,296	809,215

Construction & Engineering 1.7%
Vinci SA	11,305	921,056

Insurance 2.6%
AXA SA	62,101	1,367,247

IT Services 2.4%
Capgemini SE	3,948	640,065
Worldline SA 144A*	16,049	639,555
		1,279,620
Media 1.4%
Vivendi SE	93,165	727,560

Oil, Gas & Consumable Fuels 3.6%
TotalEnergies SE	40,222	1,902,106

Personal Products 1.2%
L'Oreal SA	1,926	623,086

Pharmaceuticals 2.1%
Sanofi	14,538	1,116,528

Professional Services 3.1%
Bureau Veritas SA	24,231	545,469
Teleperformance	4,382	1,119,941
		1,665,410
Textiles, Apparel & Luxury Goods 1.7%
LVMH Moet Hennessy Louis Vuitton SE	1,510	902,901

Total France (Cost $17,619,645)		13,211,640

Germany 16.0%
Air Freight & Logistics 1.7%
Deutsche Post AG (Registered)	30,253	922,119

Capital Markets 1.3%
Deutsche Boerse AG	4,157	685,147

Diversified Telecommunication Services 1.7%
Deutsche Telekom AG (Registered)	52,349	897,009

Insurance 2.7%
Allianz SE (Registered)	8,894	1,409,693

Interactive Media & Services 0.8%
Scout24 SE 144A	7,923	401,418

Pharmaceuticals 2.4%
Merck KGaA	7,788	1,272,538

Semiconductors & Semiconductor Equipment 1.7%
Infineon Technologies AG	41,192	916,387

	Shares	Value ($)
Software 1.3%
SAP SE	8,403	692,440

Textiles, Apparel & Luxury Goods 0.7%
adidas AG	3,033	353,208

Trading Companies & Distributors 1.7%
Brenntag SE	14,828	906,101

Total Germany (Cost $10,449,174)		8,456,060

United Kingdom 14.4%
Banks 3.3%
HSBC Holdings PLC	332,329	1,733,740

Commercial Services & Supplies 1.2%
Rentokil Initial PLC†	115,540	615,922

Hotels, Restaurants & Leisure 2.6%
Compass Group PLC	67,024	1,350,602

Media 1.4%
Informa PLC	130,977	759,188

Oil, Gas & Consumable Fuels 1.7%
Shell PLC	36,870	924,697

Pharmaceuticals 1.8%
AstraZeneca PLC	8,552	949,399

Professional Services 1.5%
RELX PLC	33,069	812,939

Trading Companies & Distributors 0.9%
Ashtead Group PLC	10,049	458,396

Total United Kingdom (Cost $8,144,275)		7,604,883

Switzerland 14.0%
Chemicals 1.5%
Sika AG (Registered)	3,834	781,678

Containers & Packaging 0.6%
SIG Combibloc Group AG*	16,262	333,368

Food Products 3.9%
Nestle SA (Registered)	18,952	2,061,540

Health Care Equipment & Supplies 1.0%
Straumann Holding AG (Registered)	5,467	510,046

Life Sciences Tools & Services 1.7%
Lonza Group AG (Registered)	1,787	882,789

Pharmaceuticals 3.4%
Roche Holding AG	5,563	1,827,867

Semiconductors & Semiconductor Equipment 1.9%
STMicroelectronics NV	32,878	1,038,524

Total Switzerland (Cost $8,714,566)		7,435,812

Netherlands 8.9%
Automobiles 1.0%
Stellantis NV	43,160	518,855

Banks 2.6%
ING Groep NV	160,058	1,388,871

	Shares	Value ($)
Chemicals 1.6%
Koninklijke DSM NV	7,615	876,136

Entertainment 1.3%
Universal Music Group NV	35,928	680,180

Semiconductors & Semiconductor Equipment 2.4%
ASML Holding NV	2,940	1,248,778

Total Netherlands (Cost $4,838,748)		4,712,820

Denmark 6.1%
Air Freight & Logistics 1.6%
DSV A/S	7,182	847,824

Electric Utilities 1.0%
Orsted A/S 144A	6,567	525,613

Pharmaceuticals 3.5%
Novo Nordisk A/S ''B''	18,535	1,859,336

Total Denmark (Cost $3,015,480)		3,232,773

Ireland 3.7%
Construction Materials 2.3%
CRH PLC	37,229	1,206,047

Containers & Packaging 1.4%
Smurfit Kappa Group PLC	26,343	756,879

Total Ireland (Cost $3,298,822)		1,962,926

Sweden 3.3%
Banks 2.1%
Swedbank AB ''A''	85,000	1,124,993

Machinery 1.2%
Atlas Copco AB ''A''	68,091	643,144

Total Sweden (Cost $2,024,768)		1,768,137

Australia 2.1%
Metals & Mining 2.1%
BHP Group Ltd. (Cost $641,041) (a)	44,336	1,126,793
Total Common Stocks (Cost $58,746,519)		50,932,164

Preferred Stocks 2.7%
Germany 2.7%
Automobiles 2.7%
Porsche Automobil Holding SE	12,572	716,271
Volkswagen AG	5,686	704,049
		1,420,320
Total Germany (Cost $2,520,052)		1,420,320
Total Preferred Stocks (Cost $2,520,052)		1,420,320

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 2.79% (Cost 629,112) (b) (c)	629,112	629,112

Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 2.84% (Cost $1,717,174) (c)	1,717,182	1,717,174

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $63,612,857)	100.5	53,278,450
Other Assets and Liabilities, Net	(0.5)	(281,902)
Net Assets	100.0	52,996,548

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 2.79% (b) (c)
–	629,112(d)	–	–	–	14,791	–	629,112	629,112
Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 2.84% (c)
2,841,887	18,110,434	19,235,147	–	–	11,668	–	1,717,182	1,717,174
2,841,887	18,739,546	19,235,147	–	–	26,459	–	2,346,294	2,346,286

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2022 amounted to $609,759, which is 1.2% of net assets.
(a)	BHP Group PLC is domiciled in Australia and is listed on the London Stock Exchange.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (e)
France	$13,211,640	$—	$—	$13,211,640
Germany	9,876,380	—	—	9,876,380
United Kingdom	7,604,883	—	—	7,604,883
Switzerland	7,435,812	—	—	7,435,812
Netherlands	4,712,820	—	—	4,712,820
Denmark	3,232,773	—	—	3,232,773
Ireland	1,962,926	—	—	1,962,926
Sweden	1,768,137	—	—	1,768,137
Australia	1,126,793	—	—	1,126,793
Short-Term Instruments (e)	2,346,286	—	—	2,346,286
Total	$53,278,450	$—	$—	$53,278,450

(e) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EEA-PH3

R-080548-1 (1/23)